Trade and other payables (Details) - GBP (£)	Jun. 30, 2025	Jun. 30, 2024
Trade and other payables
Trade payables	£ 474,322,000	£ 341,288,000
Other payables	12,660,000	9,734,000
Accrued expenses	57,204,000	52,257,000
Social security and other taxes	20,419,000	21,645,000
Total trade and other payables	564,605,000	424,924,000
Less: non-current portion
Trade payables	205,163,000	175,835,000
Other payables	196,000	59,000
Non-current trade and other payables	205,359,000	175,894,000
Current trade and other payables	359,246,000	249,030,000
Transfer fees and other associated costs	447,131,000	331,418,000
Liabilities from share-based payment transactions	923,000	1,095,000
Gross contractual trade payables pre discounting	501,195,000	362,230,000
Due after 1 year
Less: non-current portion
Transfer fees and other associated costs	205,153,000	175,835,000
Between 1 and 2 years
Less: non-current portion
Transfer fees and other associated costs	140,093,000	106,636,000
Between 2 and 5 years
Less: non-current portion
Transfer fees and other associated costs	£ 65,070,000	£ 69,199,000